UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C.  20549

                                                             FORM 13F

                                               FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2000

Check here if Amendment [ X ];  Amendment Number:  1
This Amendment  (Check only one.):  [ X ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Third Point Management Company, LLC
Address:       277 Park Avenue
                     27th Floor
                     New York, NY 10172

13F File Number:     28-6970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.



Person Signing this report on Behalf of Reporting Manager:

Name:        Daniel S. Loeb
Title:          Managing Member
Phone:        212-350-5170
Signature, Place, and Date of Signing:

        Daniel S. Loeb       New York, New York              July 14, 2000


Report Type   (Check only one.):

[ X]                13F HOLDINGS REPORT.

[   ]                 13F NOTICE.

[   ]                 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          392

Form 13F Information Table Value Total:       $ 211,067,301


Issuer               Class      Cusip #    Value   Shares Discretion Voting
                                                         (x$1000)

Acrodyne      Common    00500E104         263       75,000     Sole     Sole
Agribrands   Common    00849R105     15,725     400,000     Sole    Sole
Akorn Inc     Common     009728106       2,689     283,100     Sole    Sole
Alliance Semi Common 01877H100        3,859     180,000     Sole    Sole
Amercn Prop      REIT      02520N106        536     110,000     Sole    Sole
Amercn Sports  Common  02971Q202      432       18,000      Sole    Sole
AtlntIc Richfld   Common   048825103    5,219       61,400     Sole    Sole
BCE Inc       Common    05534B109      43,276    345,000      Sole    Sole
Bogen         Common     097189104           550      55,000      Sole    Sole
Bonneville   Common    098904204         0.002    174,000      Sole    Sole
Cabletron    Common     126920107        1,416      48,000      Sole    Sole
C-Cube	      Common      125015107       12,672    174,035      Sole   Sole
Citizens       Common     177342201        4,429     270,500      Sole   Sole
Dime Bancorp  Common   25429Q102        925       50,000     Sole   Sole
Directrix        Common     25459A100          768       69,062     Sole   Sole
Edwards Life  Common   28176E108           271       20,000    Sole    Sole
Firstcity Liquid B  Common   33762E108      462       27,200     Sole    Sole
First Yucca     Common       31983J104        807     208,334     Sole    Sole
Friendly Corp.  Common     358497105      1,952    512,000     Sole    Sole
Gartner Group   Common     366651107     1,575    100,000    Sole    Sole
General Motors   Common   370442105     3,105      37,500     Sole    Sole
Gentiva Health    Common    37247A102    1,233    172,249     Sole    Sole
Global Telecom   Common  37934X100    14,852    724,500     Sole   Sole
GTE             Common         362320103     710      10,000        Sole   Sole
Harris Corp   Common      413875105        1,037      30,000      Sole   Sole
HNC               Common     40425P107      1,128      15,700      Sole   Sole
HTE              Common      403926108        576     179,000     Sole   Sole
IMS Health       Common     449934108       2,541     150,000     Sole   Sole
Interstate Bakeries  Common   46072H108     713     50,000      Sole   Sole
Immulogic        Common      45252R100          278    525,000     Sole    Sole
Local Corp       Common       539553107       3,541    415,100     Sole    Sole
Lucent          Common      549463107        6,826    110,100       Sole   Sole
MediaOne     Common        58440J104       8,100    100,000       Sole    Sole
Meristar Inc.    Common     589988104     1,157   393,900      Sole    Sole
Microcell Tele  Common      59501T304       9,020    205,000       Sole   Sole
Micron          Common      595100108        416      30,000      Sole    Sole
Mirage         Common       60462E104        969       50,000     Sole    Sole
Newbridge      Common    650901101      4,210       129,800      Sole    Sole
Pharmacia      Common     71713U102       4,635      90,000      Sole    Sole
Pechiney        ADR       705151207         520       20,500     Sole    Sole
Pico           Common      693366205         223       20,000      Sole   Sole
Quantum          Common    747906303       945       84,000       Sole    Sole
Royal Cruise      Common      2144177         47       18,800      Sole   Sole
Ryder System     Common    783549108        1,021    45,000       Sole    Sole
Spectrain Corp   Common     847608106       2,385       105,700    Sole   Sole
Spatialight         Common     847248101      1,398    197,915      Sole   Sole
Stamford Intl     Common     852902105     2,147     113,000      Sole    Sole
Tatham Offshore    Preferred   876628207      16      65,876     Sole    Sole
Three Com      Common      885535104       1,222      22,000       Sole   Sole
Triad Hospitals     Common    89579K109    18,205   1,107,500       Sole   Sole
United Global       Common    913247508     4,294      57,200       Sole   Sole
US Food          Common     90331R101     1,545      60,000       Sole   Sole
Vastar            Common     922380100      2,973     40,000      Sole    Sole
Wesley Jessen    Common     951018100      3,594      100,000      Sole    Sole
Warner Lambert   Common    934488107      5,861       60,000      Sole    Sole
Ziff Davis        Common    989511100      1,797     115,000      Sole    Sole

                      Total:                                   $ 211,067,301

